UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.		Please print or type.

1.	Name and address of issuer:

Citizens Select Funds
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-21035
Securities Act File Number: 333-82876

4(a).	Last day of fiscal year for which this notice is filed:

April 30, 2006

4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

CitizensSelect Prime Money Market Fund – Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,360,829,410.19
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,272,856,508.34
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,272,856,508.34
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 87,972,901.85
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ -0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .00010700
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 9,413.10
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ 9,413.10
=============

CitizensSelect Prime Money Market Fund – Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,404,417,298.27
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,321,496,059.45
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 229,537,748.58
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,551,033,808.03
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (146,616,509.76)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00010700
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year

2

for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$	-0-
=============

CitizensSelect Prime Money Market Fund - Class C
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 223,778,069.51
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 205,638,643.32
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 29,101,233.82
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 234,739,877.14
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (10,961,807.63)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .00010700
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

3

CitizensSelect Prime Money Market Fund – Class D
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 113,925,750.43
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 93,986,098.35
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 93,986,098.35
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 19,939,652.08
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ -0-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .00010700
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 2,133.54
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ 2,133.54
=============

CitizensSelect Treasury Money Market Fund – Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 256,310,117.83
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 273,515,758.72
		repurchased during the fiscal year:	---------------

4

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 273,515,758.72
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(17,205,640.89)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .00010700
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ -0-
=============
CitizensSelect Treasury Money Market Fund – Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 424,317,626.33
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 382,688,878.42
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 44,857,505.57
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 427,546,383.99
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -0-

5

	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(3,228,757.66)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.00010700
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ -0-
=============
CitizensSelect Treasury Money Market Fund – Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 35,999,114.02
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 44,528,710.44
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 44,528,710.44
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(8,529,596.42)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

6

(vii)	Multiplier for determining registration fee (See	x .00010700
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ -0-
=============
CitizensSelect Treasury Money Market Fund – Class D
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,171,912.77
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,663,946.03
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,663,946.03
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 507,966.74
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00010700
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 54.35
		5(vii) (enter “0” if no fee is due):	==============

7

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

	=$	54.35
		=============

Total:	=$	11,600.99
		=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[	X ]	Wire Transfer
[	]	Mail or other means
SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

Jeff Prusnofsky, Assistant Secretary

Date:

* Please print the name and title of the signing officer below the signature.

8